Trade and Other Receivables	12 Months Ended
Jan. 31, 2018
Trade and other receivables [abstract]
Disclosure of trade and other receivables [text block]
9	Trade and Other Receivables

		31 January	31 January	30 June	30 June
		2018	2017	2016	2015
		NZ$000's	NZ$000's	NZ$000's	NZ$000's
Trade receivables		9,982	26,499	20,603	16,020
Provision for impairment	(a)	(326)	(537)	(268)	(340)
		9,656	25,962	20,335	15,680
Prepayments		1,792	1,779	2,659	935
Other receivables		1,717	349	347	206
		13,165	28,090	23,341	16,821

Due to the short-term nature of the current receivables, their carrying amount is considered to be the same as their fair value.

(a)	Impairment of receivables

Reconciliation of changes in the provision for impairment of receivables is as follows:

		For the 7
	For the Year	Months	For the Year	For the Year
	Ended 31	Ended 31	Ended 30	Ended 30
	January 2018	January 2017	June 2016	June 2015
	NZ$000's	NZ$000's	NZ$000's	NZ$000's
Balance at beginning of the period	(537)	(268)	(340)	(368)
Provision charged	(92)	(364)	(16)	-
Reversal of impairment	316	80	88	28
Foreign exchange movement	(13)	15	-	-
Balance at end of the period	(326)	(537)	(268)	(340)

(b)	Aged analysis

The ageing analysis of receivables is as follows:

	31 January	31 January	30 June	30 June
	2018	2017	2016	2015
	NZ$000's	NZ$000's	NZ$000's	NZ$000's
0-30 days	7,945	14,883	12,769	14,209
31-60 days	335	2,566	1,934	466
61-90 days (past due not impaired)	489	2,166	1,081	472
61-90 days (considered impaired)	-	-	-	-
91+ days (past due not impaired)	1,213	6,884	4,551	533
91+ days (considered impaired)	-	-	268	340
	9,982	26,499	20,603	16,020

(c)	Transferred receivables

The carrying amounts of the trade receivables include receivables which are subject to a bank funding arrangement. Under this arrangement, Bendon has transferred the relevant receivables to BNZ in exchange for cash and is prevented from selling or pledging the receivables. However Bendon has retained credit risk. The group therefore continues to recognise the transferred assets in their entirety in the balance sheet. The amount repayable under the factoring agreement is presented as secured borrowings.

	31 January	31 January	30 June	30 June
	2018	2017	2016	2015
	NZ$000's	NZ$000's	NZ$000's	NZ$000's
Transferred receivables	9,790	11,649	14,599	-